Annual Total Returns (Vanguard Developed Markets Index Fund - Investor Shares Retail) (Vanguard Developed Markets Index Fund, Vanguard Developed Markets Index Fund - Investor Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Annual Total Return
2013	21.84%
2012	18.83%
2011	(12.53%)
2010	8.54%
2009	28.17%
2008	(41.62%)
2007	10.99%
2006	26.18%
2005	13.34%
2004	20.25%